Note 20 (Tables)	6 Months Ended
Jun. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items [Table Text Block]
The composition of the balance under the heading “Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale” in the condensed consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	June 2024	December 2023
ASSETS
Foreclosures and recoveries	881	943
Other assets from tangible assets	950	1,026
Companies held for sale	43	43
Other assets classified as held for sale	—	—
Accrued amortization	(77)	(84)
Impairment losses	(925)	(1,005)
Total	871	923
LIABILITIES
Companies held for sale	—	—
Total	—	—